Financial instruments - maturity analysis (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments
Schedule of residual maturity of financial instruments

	Group
	2017			2016
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	35,799	—	35,799	2,567	—	2,567
Loans and advances to banks	65,132	14,713	79,845	86,817	10,335	97,152
Loans and advances to customers	41,947	149,942	191,889	43,619	133,446	177,065
Debt securities	433	1,179	1,612	703	3,760	4,463
Equity shares	—	43	43	—	87	87
Settlement balances	3	—	3	1,693	—	1,693
Derivatives	217	2,098	2,315	597	3,307	3,904

Liabilities
Deposits by banks	31,634	22,213	53,847	15,792	4,253	20,045
Customer accounts	225,457	7,915	233,372	229,135	4,804	233,939
Debt securities in issue	—	396	396	—	301	301
Settlement balances and short positions	4	—	4	2,284	4,060	6,344
Derivatives	228	2,950	3,178	506	4,148	4,654
Subordinated liabilities	21	5,734	5,755	369	6,926	7,295

Schedule of undiscounted cash flows payable by contractual maturity

	Group
	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2017	£m	£m	£m	£m	£m	£m
Deposits by banks	31,921	788	4,960	15,240	619	88
Customer accounts	225,745	1,414	1,145	1,004	2,242	3,142
Debt securities in issue	8	33	87	87	617	—
Subordinated liabilities	46	174	1,400	624	2,604	1,207
Settlement balances and other liabilities	813	—	—	—	—	—

	258,533	2,409	7,592	16,955	6,082	4,437

Guarantees and commitments notional amount
Guarantees (1)	674	—	—	—	—	—
Commitments (2)	53,132	—	—	—	—	—

	53,806	—	—	—	—	—

2016

Deposits by banks	10,707	1,205	2,200	1,298	692	93
Customer accounts	218,100	1,196	733	487	1,084	1,498
Debt securities in issue	—	—	—	—	—	301
Subordinated liabilities	50	529	1,902	821	2,991	1,343
Settlement balances and other liabilities	2,510	—	—	—	—	—

	231,367	2,930	4,835	2,606	4,767	3,235

Guarantees and commitments notional amount
Guarantees (1)	869	—	—	—	—	—
Commitments (2)	55,127	—	—	—	—	—

	55,996	—	—	—	—	—

Notes:

(1)	The Group is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. The Group expects most guarantees it provides to expire unused.
(2)

The Group has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. The Group does not expect all facilities to be drawn, and some may lapse before drawdown.

Bank
Financial instruments
Schedule of residual maturity of financial instruments

	Bank
	2017			2016
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	34,763	—	34,763	1,198	—	1,198
Loans and advances to banks	48,452	7,336	55,788	60,767	3,836	64,603
Loans and advances to customers	26,648	134,031	160,679	26,718	123,429	150,147
Debt securities	—	1,059	1,059	—	—	—
Equity shares	—	7	7	—	11	11
Settlement balances	—	—	—	119	—	119
Derivatives	209	2,068	2,277	436	2,646	3,082

Liabilities
Deposits by banks	13,882	18,583	32,465	7,620	1,588	9,208
Customer accounts	193,274	7,876	201,150	187,750	4,740	192,490
Settlement balances and short positions	—	—	—	86	—	86
Derivatives	217	2,900	3,117	429	3,509	3,938
Subordinated liabilities	21	5,619	5,640	25	5,865	5,890

Schedule of undiscounted cash flows payable by contractual maturity

			Bank
	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2017	£m	£m	£m	£m	£m	£m
Deposits by banks	14,745	64	3,170	14,024	132	—
Customer accounts	193,931	1,071	1,078	1,004	2,242	3,142
Subordinated liabilities	46	173	1,391	623	2,601	1,202
Settlement balances	2	—	—	—	—	—

	208,724	1,308	5,639	15,651	4,975	4,344

Guarantees and commitments notional amount
Guarantees	562	—	—	—	—	—
Commitments	46,822	—	—	—	—	—

	47,384	—	—	—	—	—

2016

Deposits by banks	7,092	56	665	512	406	-
Customer accounts	188,431	837	632	487	1,084	1,498
Subordinated liabilities	49	183	1,465	666	2,701	1,337
Settlement balances	86	—	—	—	—	—

	195,658	1,076	2,762	1,665	4,191	2,835

Guarantees and commitments notional amount
Guarantees	648	—	—	—	—	—
Commitments	48,121	—	—	—	—	—

	48,769	—	—	—	—	—